Reverse Recapitalization	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Reverse Capitalization
3.	Reverse Recapitalization
As discussed in Note 1, the closing of the Business Combination occurred on November 18, 2022. In connection with the Business Combination:
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As a result of the Domestication that occurred on November 17, 2022, each share of outstanding Tiga Class A ordinary shares converted on a one-to-one basis into 485,233 shares of Tiga common stock upon the Domestication, and into one share of Grindr common stock upon the Closing, and each issued and outstanding warrant of Tiga converted on a one-to-one basis into one Tiga warrant upon the Domestication, and into one warrant of Grindr upon the Closing.

•
The cancellation and conversion of all 111,294,372 issued and outstanding Legacy Grindr Series X Ordinary Units into 156,139,170 shares of Grindr common stock after giving effect to the exchange ratio as defined in the Merger Agreement (the “Exchange Ratio”)

•
The conversion on a one-to-one basis of 6,840,000 of founder shares held by Tiga Sponsor LLC (the “Sponsor”) and 60,000 founder shares held by independent directors (the “Founder Shares”) into Tiga common stock upon the Domestication, and into Grindr common stock upon the Closing,

•
The cancellation and exchange of all 3,635,681 granted and outstanding vested and unvested Legacy Grindr Options into 5,100,637 options exercisable for shares of Grindr common stock with the same terms and vesting conditions, as adjusted by the Exchange Ratio.

•	A total of 27,114,767 shares of the ordinary shares of Tiga were presented for redemption at a price of $10.50 per share.
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A total of 10,000,000 shares of Grindr common stock were issued to SV Parent at a price of $10.00 per share, pursuant to a forward purchase agreement (“Forward Purchase Agreement”). For each share issued under the Forward Purchase Agreement (“Forward Purchase Share”), the forward purchaser received 0.50 redeemable warrants (“Forward Purchase Warrants”).

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders' equity for the year ended December 31, 2022:
Recapitalization
Cash - Tiga, trust and cash, net of redemptions	$5,182
Cash - Exercise of Forward Purchase Agreement	100,000
105,182
Less: Non-cash net liabilities assumed from Tiga	(1,754)
Less: Fair value of Public and Private Warrants	(39,228)
Less: Transaction costs for Tiga	(17,421)
Less: Transaction costs for Grindr allocated to equity	(9,933)
Net effect of Business Combination on equity	36,846
Less: Transaction costs for Grindr allocated to warrant liability	(2,302)
Add: Transaction costs for Grindr not yet paid	1,196
Add: Non-cash net liabilities assumed from Tiga	1,754
Add: Fair value of Public and Private Warrants	39,228
Net cash contributions from Business Combination	$76,722

As presented in the consolidated statements of stockholders' equity:
Issuance of common stock in the Business Combination, net of transaction costs	$(65,983)
Exercise of Forward Purchase Agreement	102,829
Net effect of Business Combination on equity	$36,846

As presented in the consolidated statements of cash flows:
Proceeds from issuance of common stock in the Business Combination	$5,182
Proceeds from exercise of Forward Purchase Agreement	100,000
Transaction costs paid in connection with the Business Combination	(28,460)
Net cash contributions from Business Combination	$76,722
The Company recorded transaction costs allocated to warrants in “Other (expense) income, net” in the consolidated statements of operations and comprehensive income.
The number of shares of common stock issued immediately following the consummation of the Business Combination was as follows:
Shares
Founder Shares	6,900,000
Class A common stock of Tiga, net of redemptions	485,233
Forward Purchase Agreement shares	10,000,000
Legacy Grindr units	156,139,170
Total	173,524,403
Other Related Events in Connection with the Business Combination
After the San Vicente Entities (as defined below) merged with and into Legacy Grindr in order for certain San Vicente Entities to receive Grindr shares in connection with the Business Combination, Legacy Grindr and the San Vicente Entities undertook an internal reorganization (the “SV Consolidation”) prior to the Business Combination. Prior to the consummation of the SV Consolidation, Legacy Grindr had no obligation or responsibility for the Deferred Payment (as defined below). Prior to the Closing, SVE was liquidated and each of SV Investments, SV Cayman, SV Parent, SVA, SVG, Group Holdings and SV Investments II, (collectively the “SV Entities”) merged with and into Legacy Grindr, with Legacy Grindr as the surviving entity, resulting in SV Investments and the ultimate beneficial equity holders of Catapult Goliath LLC (“Catapult Goliath), which liquidated prior to the Closing, as direct equity holders in Legacy Grindr. The Company has reflected the effects of the SV Consolidation as a contribution of assets and liabilities between entities under common control as follows:
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In connection with the acquisition of Legacy Grindr in 2020, the SV Entities had a cash obligation to pay $155,000 on June 20, 2023 to Kunlun Group Holdings Limited (“Kunlun”). This obligation was recorded by the SV Entities at the present value of these payments due in the future (“Deferred Payment”). The Deferred Payment was recorded as a liability by SVA and in connection with the SV Consolidation was contributed to Legacy Grindr as an adjustment to equity.

•
In connection with the Business Combination, the board of managers of Legacy Grindr approved a distribution of $2.55 per unit of Series X Ordinary Units of Grindr amounting to $283,801 to Series X Ordinary Unit holders as of the close of business on November 23, 2022 (the “Distribution”). As part of the Distribution, Group Holdings elected to receive a partial payment of its distribution in cash and the remainder of its distribution, $155,000, in the form of a promissory note (the “Promissory Note”) on November 15, 2022. Group Holdings in turn issued promissory notes to its parent companies, SVEJV and SVG, totaling $155,000. SVEJV in turn issued a promissory note for its pro rata portion to SVG, which then issued a promissory note in the amount of $155,000 to SVA.

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Prior to Closing and in connection with SV Consolidation, but after SV Parent satisfied in full its funding obligations under the Forward Purchase Agreement to Tiga, SV Parent merged with and into Legacy Grindr (the “SV Business Combination”). Upon the completion of the SV Business Combination, the intercompany promissory notes were canceled, and the merger of SV Parent into the Company resulted in Grindr assuming the $155,000 Deferred Payment to Kunlun. Refer to Note 12 for further information on the Distribution.

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The Company and Kunlun settled the Deferred Payment within ten business days of the Closing. The difference between the assumed carrying value of the Deferred Payment at the time of settlement on November 23, 2022 and the $155,000 obligation is $11,851, which has been recorded as a loss on extinguishment of debt included in “Interest expense, net” in the consolidated statements of operations and comprehensive income in the period it was extinguished.

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In consideration for Legacy Grindr’s assumption of SV Parent’s rights to receive the securities issuable by Tiga under the Forward Purchase Agreement, Legacy Grindr issued 7,127,896 Legacy Grindr Series X Ordinary Units to SV Cayman and entered into a warrant agreement with SV Cayman, pursuant to which, upon the terms and subject to the conditions set forth therein, SV Cayman was entitled to purchase 3,563,948 Series X Ordinary Units of Legacy Grindr at a purchase price per share of $16.13. Such warrants and the Legacy Grindr Series X Ordinary Units were ultimately exchanged at the Closing for 10,000,000 shares of Grindr common stock and 5,000,000 Forward Purchase Agreement warrants in accordance with the terms of the Merger Agreement